SUPPLEMEMT DATED MAY 1, 2026
                  TO THE VARIABLE ANNUITY PROSPECTUSES
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                   AMERICAN GENERAL LIFE INSURANCE

                     VARIABLE SEPARATE ACCOUNT
            Polaris Select Investor Variable Annuity

  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                  FS VARIABLE SEPARATE ACCOUNT
           Polaris Select Investor Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about May 1, 2026, the Columbia Variable Portfolio - Limited Duration Credit Fund is renamed the Columbia Variable Portfolio - Select Short Corporate Income Fund (the "Fund"). Accordingly, all references to "Columbia Variable Portfolio - Limited Duration Fund" in the prospectuses is replaced with "Columbia Variable Portfolio - Select Short Corporate Income Fund."

Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.